Financial Risk Management - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) from currency exchanges	$ (24,190,000)	$ (9,220,000)	$ (20,163,000)
Financial instruments interest rate	8.375%
Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Unsecured revolving credit facility	$ 258,206,000	423,880,000
Unused credit balances	$ 20,925,000	$ 109,059,000
Bottom of Range [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments interest rate	0.44%	0.44%
Top of Range [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments interest rate	17.04%	12.55%
Commodity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of change in jet fuel prices	1.00%
Increase in profit due to change in fuel prices	$ 12,041,000	$ 12,163,000	9,235,000
Interest Rate Risk [member]
Disclosure of detailed information about financial instruments [line items]
Average increase in interest rate	1.00%
Decrease in Groups income	$ 10,466,000	$ 10,284,000	$ 8,825,000